SCHEDULE OF MOVEMENT OF THE OIL AND GAS PROPERTY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Extractive Industries [Abstract]
Ending Balance	$ 7,469,820	$ 3,604,480	$ 1,338,987
Additional capitalization	294,540	4,723,463	2,916,102
Depletion	(609,738)	(1,046,996)	(650,609)
Asset retirement costs	(42,998)	188,873
Ending Balance	$ 7,111,624	$ 7,469,820	$ 3,604,480